Income Taxes - Schedule of Components of Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ (83,664)	$ (16,509)
Other adjustments: None
Total cumulative deferred tax asset	(83,664)	(16,509)
Valuation allowance	80,076	16,509
Effective income tax asset